Business Combinations (Details) £ / shares in Units, £ in Thousands, € in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 11, 2021 GBP (£)	Feb. 23, 2021 GBP (£)	Jan. 25, 2021 GBP (£)	Jun. 30, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£)	Feb. 23, 2021 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Business Combinations (Details) [Line Items]
Total consideration	£ 22,500	£ 51,800	£ 61,400
Cash					£ 243,524		£ 34,539	£ 26,366
Freehold property					£ 356,900
Drover Limited [Member]
Business Combinations (Details) [Line Items]
Acquired share capital, Percentage			100.00%
Total consideration			£ 65,400
Cash			£ 4,000
Number of subscribers				2,000
Ordinary per share (in Pounds per share) | £ / shares				£ 10.6
Carrying amount of trade and other receivables				£ 4,900
Equity share price discount, Percentage				20.00%
Contributed revenue				£ 4,800
Loss before tax				3,600
Revenue from continuing operations				248,900
Loss from continuing operations				102,700
Administrative expenses				800
Smart Fleet Solutions Limited [Member]
Business Combinations (Details) [Line Items]
Acquired share capital, Percentage	100.00%
Total consideration	£ 23,200			£ 39,100
Cash	£ 700
Ordinary per share (in Pounds per share) | £ / shares				£ 10.6
Carrying amount of trade and other receivables				£ 7,300
Contributed revenue				11,600
Loss before tax				1,400
Revenue from continuing operations				251,600
Loss from continuing operations				102,500
Administrative expenses				2,000
Freehold property				£ 15,900
Cluno GmbH [Member]
Business Combinations (Details) [Line Items]
Acquired share capital, Percentage		100.00%
Total consideration		£ 60,400				€ 69.7
Cash		£ 8,600
Ordinary per share (in Pounds per share) | £ / shares				£ 10.6
Carrying amount of trade and other receivables				£ 5,500
Contributed revenue				4,500
Loss before tax				5,000
Revenue from continuing operations				250,100
Loss from continuing operations				104,200
Administrative expenses				£ 900
Business combination, Description				Cluno is a German car subscription services company, with a business similar to Drover and a team of approximately 100 employees based in Munich. Cluno offers a monthly subscription that includes all car expenses other than fuel, with a six-month minimum term per car in Germany with 100 different models from 15 different brands. Cluno has an experienced team and strong supplier and EU-partner relationships. The Group acquired Cluno to accelerate its entry into the EU market and the acquisition provided the Group an existing customer base of over 3,000 active subscribers in Germany along with the associated recurring revenues and a strong team to help launch the Cazoo proposition in Germany and across Europe.